Derivative Instruments and Accounting Hedges - CLF assets hedged (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($) item	Dec. 31, 2016 CLP ($) item	Dec. 31, 2015 CLP ($)
CLF Assets hedged
Accumulated amount of unrealized gain charged to equity, before tax	$ 24,339	$ 14,979	$ (50,481)	$ 9,971
Cash flow hedge adjustment, net		11,158	(38,366)	7,728
Cash flow hedge (Swaps) | Cash flow in CLF
CLF Assets hedged
Accumulated amount of unrealized gain charged to equity, before tax		14,979	(50,481)	9,971
Cash flow hedge adjustment, net		11,158	(38,366)	7,728
Accumulated amount of unrealized gain charged to equity, after deferred tax		(9,394)	(20,552)	17,814
Net effect in income of derivatives		$ 93,612	$ 135,929	$ (148,555)
Number of hedges of net investments in foreign businesses | item		0	0